December 31, 2001	• Pacific Select Fund • Pacific Select Variable Annuity Separate Account of Pacific Life Insurance Company

Annual
    Reports

PACIFIC SELECT

TABLE OF CONTENTS

PACIFIC SELECT FUND

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2001
(In thousands)

	Blue Chip Variable Account	Aggressive Growth Variable Account	Emerging Markets Variable Account	Diversified Research Variable Account	Small-Cap Equity Variable Account	International Large-Cap Variable Account	I-Net Tollkeeper Variable Account	Financial Services Variable Account

ASSETS

Investments:

Blue Chip Portfolio	$109,474

Aggressive Growth Portfolio		$17,972

Emerging Markets Portfolio			$42,264

Diversified Research Portfolio				$28,999

Small-Cap Equity Portfolio					$47,939

International Large-Cap Portfolio						$95,728

I-Net Tollkeeper Portfolio							$9,173

Financial Services Portfolio								$7,540

Receivables:

Due from Pacific Life Insurance Company							80

Fund shares redeemed	51	6	159	16	368	151		5

Total Assets	109,525	17,978	42,423	29,015	48,307	95,879	9,253	7,545

LIABILITIES

Payables:

Due to Pacific Life Insurance Company	51	6	159	16	368	151		5

Fund shares purchased							80

Total Liabilities	51	6	159	16	368	151	80	5

NET ASSETS	$109,474	$17,972	$42,264	$28,999	$47,939	$95,728	$9,173	$7,540

Shares Owned in each Portfolio	13,453	2,240	6,883	2,720	2,755	15,055	2,046	815

Cost of Investments	$124,797	$20,078	$50,451	$28,529	$51,278	$121,745	$15,762	$7,637

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENT OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2001
(In thousands)

	Health Sciences Variable Account	Technology Variable Account	Telecom- munications Variable Account	Multi- Strategy Variable Account	Equity Income Variable Account	Strategic Value Variable Account	Growth LT Variable Account	Focused 30 Variable Account

ASSETS

Investments:

Health Sciences Portfolio	$10,273

Technology Portfolio		$6,152

Telecommunications Portfolio			$1,696

Multi-Strategy Portfolio				$166,538

Equity Income Portfolio					$366,993

Strategic Value Portfolio						$12,234

Growth LT Portfolio							$570,631

Focused 30 Portfolio								$8,934

Receivables:

Due from Pacific Life Insurance Company		34	14

Fund shares redeemed	2			124	463	17	633	9

Total Assets	10,275	6,186	1,710	166,662	367,456	12,251	571,264	8,943

LIABILITIES

Payables:

Due to Pacific Life Insurance Company	2			124	463	17	633	9

Fund shares purchased		34	14

Total Liabilities	2	34	14	124	463	17	633	9

NET ASSETS	$10,273	$6,152	$1,696	$166,538	$366,993	$12,234	$570,631	$8,934

Shares Owned in each Portfolio	1,113	1,042	319	11,241	17,494	1,395	30,698	1,255

Cost of Investments	$9,306	$6,649	$2,086	$156,962	$323,780	$13,360	$496,786	$10,966

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENT OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2001
(In thousands)

	Mid-Cap Value Variable Account	International Value Variable Account	Capital Opportunities Variable Account	Mid-Cap Growth Variable Account	Global Growth Variable Account	Equity Index Variable Account	Small-Cap Index Variable Account	REIT Variable Account

ASSETS

Investments:

Mid-Cap Value Portfolio	$136,622

International Value Portfolio		$311,488

Capital Opportunities Portfolio			$30,812

Mid-Cap Growth Portfolio				$12,064

Global Growth Portfolio					$2,759

Equity Index Portfolio						$438,710

Small-Cap Index Portfolio							$26,635

REIT Portfolio								$40,470

Receivables:

Due from Pacific Life Insurance Company		56			1

Fund shares redeemed	242		34	21		699	74	57

Total Assets	136,864	311,544	30,846	12,085	2,760	439,409	26,709	40,527

LIABILITIES

Payables:

Due to Pacific Life Insurance Company	242		34	21		699	74	57

Fund shares purchased		56			1

Total Liabilities	242	56	34	21	1	699	74	57

NET ASSETS	$136,622	$311,488	$30,812	$12,064	$2,759	$438,710	$26,635	$40,470

Shares Owned in each Portfolio	9,645	25,828	3,652	1,486	324	14,850	2,584	3,162

Cost of Investments	$114,767	$369,566	$35,629	$12,706	$2,907	$289,523	$25,443	$34,259

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENT OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2001
(In thousands)

	Inflation Managed Variable Account (1)	Managed Bond Variable Account	Money Market Variable Account	High Yield Bond Variable Account	Equity Variable Account	Aggressive Equity Variable Account	Large-Cap Value Variable Account

ASSETS

Investments:

Inflation Managed Portfolio (1)	$115,108

Managed Bond Portfolio		$494,830

Money Market Portfolio			$221,311

High Yield Portfolio				$130,989

Equity Portfolio					$142,911

Aggressive Equity Portfolio						$59,798

Large-Cap Value Portfolio							$181,681

Receivables:

Due from Pacific Life Insurance Company		51		749		407

Fund shares redeemed	82		322		320		14

Total Assets	115,190	494,881	221,633	131,738	143,231	60,205	181,695

LIABILITIES

Payables:

Due to Pacific Life Insurance Company	82		322		320		14

Fund shares purchased		51		749		407

Total Liabilities	82	51	322	749	320	407	14

NET ASSETS	$115,108	$494,830	$221,311	$130,989	$142,911	$59,798	$181,681

Shares Owned in each Portfolio	10,727	44,867	21,936	18,537	7,438	6,519	15,482

Cost of Investments	$110,426	$479,190	$220,672	$153,980	$155,400	$64,911	$192,956

(1)	Formerly named Government Securities Variable Account and Government Securities Portfolio.

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2001
(In thousands)

	Blue Chip Variable Account (1)	Aggressive Growth Variable Account (1)	Emerging Markets Variable Account	Diversified Research Variable Account	Small-Cap Equity Variable Account	International Large-Cap Variable Account	I-Net Tollkeeper Variable Account	Financial Services Variable Account (1)

INVESTMENT INCOME

Dividends	$80		$64	$56	$7,517	$786		$19

EXPENSES

Mortality and expense risk fees	909	$159	620	310	635	1,172	$172	66

Net Investment Income (Loss)	(829)	(159)	(556)	(254)	6,882	(386)	(172)	(47)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized loss from security transactions	(1,213)	(689)	(11,419)	(816)	(15,589)	(8,860)	(8,502)	(278)

Net unrealized appreciation (depreciation) on investments	(15,323)	(2,106)	5,116	173	5,801	(12,349)	1,680	(97)

Net Realized and Unrealized Loss on Investments	(16,536)	(2,795)	(6,303)	(643)	(9,788)	(21,209)	(6,822)	(375)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	($17,365)	($2,954)	($6,859)	($897)	($2,906)	($21,595)	($6,994)	($422)

(1)	Operations commenced during 2001 (see Note 1 to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENT OF OPERATIONS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2001
(In thousands)

	Health Sciences Variable Account (1)	Technology Variable Account (1)	Telecom- munications Variable Account (1)	Multi- Strategy Variable Account	Equity Income Variable Account	Strategic Value Variable Account	Growth LT Variable Account	Focused 30 Variable Account

INVESTMENT INCOME

Dividends			$2	$4,881	$8,120	$49	$125,005	$7

EXPENSES

Mortality and expense risk fees	$105	$50	22	2,293	5,960	164	9,354	120

Net Investment Income (Loss)	(105)	(50)	(20)	2,588	2,160	(115)	115,651	(113)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized loss from security transactions	(382)	(1,882)	(1,052)	(2,469)	(19,429)	(789)	(66,088)	(2,017)

Net unrealized appreciation (depreciation) on investments	967	(497)	(390)	(4,639)	(37,811)	(967)	(350,840)	138

Net Realized and Unrealized Gain (Loss) on Investments	585	(2,379)	(1,442)	(7,108)	(57,240)	(1,756)	(416,928)	(1,879)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$480	($2,429)	($1,462)	($4,520)	($55,080)	($1,871)	($301,277)	($1,992)

(1) Operations commenced during 2001 (see Note 1 to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENT OF OPERATIONS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2001
(In thousands)

	Mid-Cap Value Variable Account	International Value Variable Account	Capital Opportunities Variable Account (1)	Mid-Cap Growth Variable Account (1)	Global Growth Variable Account (1)	Equity Index Variable Account	Small-Cap Index Variable Account	REIT Variable Account

INVESTMENT INCOME

Dividends	$3,998	$10,376	$35			$7,622	$1,799	$1,408

EXPENSES

Mortality and expense risk fees	1,469	4,940	251	$96	$24	6,832	267	480

Net Investment Income (Loss)	2,529	5,436	(216)	(96)	(24)	790	1,532	928

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) from security transactions	(2,824)	(21,165)	(909)	(1,089)	(241)	38,709	17	(202)

Net unrealized appreciation (depreciation) on investments	10,862	(96,385)	(4,817)	(642)	(148)	(128,175)	(877)	1,576

Net Realized and Unrealized Gain (Loss) on Investments	8,038	(117,550)	(5,726)	(1,731)	(389)	(89,466)	(860)	1,374

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$10,567	($112,114)	($5,942)	($1,827)	($413)	($88,676)	$672	$2,302

(1) Operations commenced during 2001 (see Note 1 to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENT OF OPERATIONS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2001
(In thousands)

	Inflation Managed Variable Account (1)	Managed Bond Variable Account	Money Market Variable Account	High Yield Bond Variable Account	Equity Variable Account	Aggressive Equity Variable Account	Large-Cap Value Variable Account

INVESTMENT INCOME

Dividends	$5,079	$24,454	$8,678	$14,632	$11,250		$6,112

EXPENSES

Mortality and expense risk fees	1,750	5,999	2,933	1,889	2,365	$948	1,758

Net Investment Income (Loss)	3,329	18,455	5,745	12,743	8,885	(948)	4,354

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) from security transactions	1,291	(781)	70	(17,134)	(10,872)	(9,034)	(2,443)

Net unrealized appreciation (depreciation) on investments	(139)	9,165	8	4,787	(55,062)	(8,740)	(15,776)

Net Realized and Unrealized Gain (Loss) on Investments	1,152	8,384	78	(12,347)	(65,934)	(17,774)	(18,219)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,481	$26,839	$5,823	$396	($57,049)	($18,722)	($13,865)

(1)	Formerly named Government Securities Variable Account.

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2001
(In thousands)

	Blue Chip Variable Account (1)	Aggressive Growth Variable Account (1)	Emerging Markets Variable Account	Diversified Research Variable Account	Small-Cap Equity Variable Account	International Large-Cap Variable Account	I-Net Tollkeeper Variable Account	Financial Services Variable Account (1)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Net investment income (loss)	($829)	($159)	($556)	($254)	$6,882	($386)	($172)	($47)

Net realized loss from security transactions	(1,213)	(689)	(11,419)	(816)	(15,589)	(8,860)	(8,502)	(278)

Net unrealized appreciation (depreciation) on investments	(15,323)	(2,106)	5,116	173	5,801	(12,349)	1,680	(97)

Net Decrease in Net Assets Resulting from Operations	(17,365)	(2,954)	(6,859)	(897)	(2,906)	(21,595)	(6,994)	(422)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS

Transfer of net premiums	1,841	307	857	792	1,035	2,560	485	269

Transfers between variable accounts, net	131,691	21,746	(1,893)	6,201	(11,700)	33,768	(3,843)	8,363

Transfers—policy charges and deductions	(497)	(69)	(783)	(323)	(578)	(1,032)	(111)	(59)

Transfers—surrenders	(6,194)	(1,062)	(4,271)	(2,260)	(4,333)	(7,947)	(586)	(614)

Transfers—other	(2)	4	24	(5)	(3)	(6)	26	3

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	126,839	20,926	(6,066)	4,405	(15,579)	27,343	(4,029)	7,962

NET INCREASE (DECREASE) IN NET ASSETS	109,474	17,972	(12,925)	3,508	(18,485)	5,748	(11,023)	7,540

NET ASSETS

Beginning of Year			55,189	25,491	66,424	89,980	20,196

End of Year	$109,474	$17,972	$42,264	$28,999	$47,939	$95,728	$9,173	$7,540

(1) Operations commenced during 2001 (see Note 1 to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2001
(In thousands)

	Health Sciences Variable Account (1)	Technology Variable Account (1)	Telecom- munications Variable Account (1)	Multi- Strategy Variable Account	Equity Income Variable Account	Strategic Value Variable Account	Growth LT Variable Account	Focused 30 Variable Account

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Net investment income (loss)	($105)	($50)	($20)	$2,588	$2,160	($115)	$115,651	($113)

Net realized loss from security transactions	(382)	(1,882)	(1,052)	(2,469)	(19,429)	(789)	(66,088)	(2,017)

Net unrealized appreciation (depreciation) on investments	967	(497)	(390)	(4,639)	(37,811)	(967)	(350,840)	138

Net Increase (Decrease) in Net Assets Resulting from Operations	480	(2,429)	(1,462)	(4,520)	(55,080)	(1,871)	(301,277)	(1,992)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS

Transfer of net premiums	345	184	88	1,990	6,508	370	8,737	253

Transfers between variable accounts, net	10,427	9,118	3,377	(12,761)	(187,957)	4,839	(121,037)	721

Transfers—policy charges and deductions	(49)	(76)	(24)	(4,380)	(10,212)	(202)	(15,034)	(142)

Transfers—surrenders	(930)	(646)	(282)	(18,406)	(43,000)	(1,787)	(66,974)	(1,077)

Transfers—other		1	(1)		19	(3)	123	8

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	9,793	8,581	3,158	(33,557)	(234,642)	3,217	(194,185)	(237)

NET INCREASE (DECREASE) IN NET ASSETS	10,273	6,152	1,696	(38,077)	(289,722)	1,346	(495,462)	(2,229)

NET ASSETS

Beginning of Year				204,615	656,715	10,888	1,066,093	11,163

End of Year	$10,273	$6,152	$1,696	$166,538	$366,993	$12,234	$570,631	$8,934

(1)	Operations commenced during 2001 (see Note 1 to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2001
(In thousands)

	Mid-Cap Value Variable Account	International Value Variable Account	Capital Opportunities Variable Account (1)	Mid-Cap Growth Variable Account (1)	Global Growth Variable Account (1)	Equity Index Variable Account	Small-Cap Index Variable Account	REIT Variable Account

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Net investment income (loss)	$2,529	$5,436	($216)	($96)	($24)	$790	$1,532	$928

Net realized gain (loss) from security transactions	(2,824)	(21,165)	(909)	(1,089)	(241)	38,709	17	(202)

Net unrealized appreciation (depreciation) on investments	10,862	(96,385)	(4,817)	(642)	(148)	(128,175)	(877)	1,576

Net Increase (Decrease) in Net Assets Resulting from Operations	10,567	(112,114)	(5,942)	(1,827)	(413)	(88,676)	672	2,302

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS

Transfer of net premiums	2,795	6,062	541	481	91	7,726	511	784

Transfers between variable accounts, net	53,062	(88,189)	37,742	14,615	3,198	(149,047)	100	2,101

Transfers—policy charges and deductions	(1,278)	(8,204)	(113)	(138)	(14)	(11,207)	(180)	(550)

Transfers—surrenders	(10,606)	(36,085)	(1,421)	(1,080)	(106)	(48,201)	(2,085)	(3,657)

Transfers—other	13	69	5	13	3	11	2	6

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	43,986	(126,347)	36,754	13,891	3,172	(200,718)	(1,652)	(1,316)

NET INCREASE (DECREASE) IN NET ASSETS	54,553	(238,461)	30,812	12,064	2,759	(289,394)	(980)	986

NET ASSETS

Beginning of Year	82,069	549,949				728,104	27,615	39,484

End of Year	$136,622	$311,488	$30,812	$12,064	$2,759	$438,710	$26,635	$40,470

(1) Operations commenced during 2001 (see Note 1 to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2001
(In thousands)

	Inflation Managed Variable Account (1)	Managed Bond Variable Account	Money Market Variable Account	High Yield Bond Variable Account	Equity Variable Account	Aggressive Equity Variable Account	Large-Cap Value Variable Account

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Net investment income (loss)	$3,329	$18,455	$5,745	$12,743	$8,885	($948)	$4,354

Net realized gain (loss) from security transactions	1,291	(781)	70	(17,134)	(10,872)	(9,034)	(2,443)

Net unrealized appreciation (depreciation) on investments	(139)	9,165	8	4,787	(55,062)	(8,740)	(15,776)

Net Increase (Decrease) in Net Assets Resulting from Operations	4,481	26,839	5,823	396	(57,049)	(18,722)	(13,865)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS

Transfer of net premiums	2,971	8,294	10,838	2,383	2,360	1,191	2,952

Transfers between variable accounts, net	(34,524)	75,823	86,625	(7,349)	(55,494)	(26,947)	151,176

Transfers—policy charges and deductions	(3,476)	(9,170)	(11,094)	(3,898)	(4,359)	(1,378)	(1,279)

Transfers—surrenders	(17,227)	(46,268)	(87,945)	(15,839)	(18,231)	(7,555)	(13,164)

Transfers—other	12	14	8	3	47	34	7

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(52,244)	28,693	(1,568)	(24,700)	(75,677)	(34,655)	139,692

NET INCREASE (DECREASE) IN NET ASSETS	(47,763)	55,532	4,255	(24,304)	(132,726)	(53,377)	125,827

NET ASSETS

Beginning of Year	162,871	439,298	217,056	155,293	275,637	113,175	55,854

End of Year	$115,108	$494,830	$221,311	$130,989	$142,911	$59,798	$181,681

(1) Formerly named Government Securities Variable Account.

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2000
(In thousands)

	Emerging Markets Variable Account	Diversified Research Variable Account (1)	Small-Cap Equity Variable Account	International Large-Cap Variable Account (1)	I-Net Tollkeeper Variable Account (1)	Multi- Strategy Variable Account	Equity Income Variable Account	Strategic Value Variable Account (1)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Net investment income (loss)	($965)	($107)	$5,507	($639)	($184)	$20,542	$60,814	($14)

Net realized loss from security transactions	(2,559)	(292)	(6,242)	(1,221)	(687)	(361)	(641)	(113)

Net unrealized appreciation (depreciation) on investments	(29,341)	297	(22,203)	(13,668)	(8,269)	(21,052)	(117,779)	(159)

Net Decrease in Net Assets Resulting from Operations	(32,865)	(102)	(22,938)	(15,528)	(9,140)	(871)	(57,606)	(286)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS

Transfer of net premiums	3,529	1,625	5,053	5,018	2,702	5,311	23,607	211

Transfers between variable accounts, net	(7,087)	25,196	49,148	103,762	27,218	(32,191)	(31,671)	11,314

Transfers—policy charges and deductions	(881)	(163)	(1,192)	(748)	(102)	(3,727)	(10,230)	(171)

Transfers—surrenders	(3,899)	(1,067)	(6,755)	(2,519)	(586)	(21,013)	(54,990)	(179)

Transfers—other	19	2	34	(5)	104	(5)	29	(1)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(8,319)	25,593	46,288	105,508	29,336	(51,625)	(73,255)	11,174

NET INCREASE (DECREASE) IN NET ASSETS	(41,184)	25,491	23,350	89,980	20,196	(52,496)	(130,861)	10,888

NET ASSETS

Beginning of Year	96,373		43,074			257,111	787,576

End of Year	$55,189	$25,491	$66,424	$89,980	$20,196	$204,615	$656,715	$10,888

(1)
Operations commenced on January 3, 2000 for the Diversified Research and International Large-Cap Variable Account, May 1, 2000 for the I-Net Tollkeeper Variable Account, and October 2, 2000 for the Strategic Value Variable Account.

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2000
(In thousands)

	Growth LT Variable Account	Focused 30 Variable Account (1)	Mid-Cap Value Variable Account	International Value Variable Account	Equity Index Variable Account	Small-Cap Index Variable Account	REIT Variable Account	Inflation Managed Variable Account (2)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Net investment income	$203,814	$18	$146	$11,510	$6,836	$83	$963	$6,695

Net realized gain (loss) from security transactions	7,974	(244)	(342)	9,431	14,006	(2,055)	(190)	(1,976)

Net unrealized appreciation (depreciation) on investments	(531,324)	(2,170)	11,216	(103,253)	(107,273)	(1,327)	6,238	10,355

Net Increase (Decrease) in Net Assets Resulting from Operations	(319,536)	(2,396)	11,020	(82,312)	(86,431)	(3,299)	7,011	15,074

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS

Transfer of net premiums	46,767	469	4,028	23,330	28,659	2,214	2,297	6,828

Transfers between variable accounts, net	(9,578)	13,405	41,062	(73,592)	(21,915)	3,738	15,173	(1,738)

Transfers—policy charges and deductions	(19,329)	(56)	(545)	(9,112)	(9,815)	(324)	(326)	(2,794)

Transfers—surrenders	(110,802)	(230)	(2,697)	(43,119)	(58,536)	(1,945)	(1,653)	(11,526)

Transfers—other	127	(29)	15	61	(20)	(7)	17	7

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(92,815)	13,559	41,863	(102,432)	(61,627)	3,676	15,508	(9,223)

NET INCREASE (DECREASE) IN NET ASSETS	(412,351)	11,163	52,883	(184,744)	(148,058)	377	22,519	5,851

NET ASSETS

Beginning of Year	1,478,444		29,186	734,693	876,162	27,238	16,965	157,020

End of Year	$1,066,093	$11,163	$82,069	$549,949	$728,104	$27,615	$39,484	$162,871

(1)	Operations commenced on October 2, 2000.

(2)	Formerly named Government Securities Variable Account.

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2000
(In thousands)

	Managed Bond Variable Account	Money Market Variable Account	High Yield Bond Variable Account	Equity Variable Account	Aggressive Equity Variable Account	Large-Cap Value Variable Account

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Net investment income	$20,183	$10,207	$15,125	$20,709	$3,055	$86

Net realized gain (loss) from security transactions	(4,317)	60	(11,867)	(327)	2,509	628

Net unrealized appreciation (depreciation) on investments	23,404	162	(11,936)	(119,731)	(38,503)	3,883

Net Increase (Decrease) in Net Assets Resulting from Operations	39,270	10,429	(8,678)	(99,349)	(32,939)	4,597

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS

Transfer of net premiums	13,377	25,810	4,480	13,640	7,247	3,087

Transfers between variable accounts, net	42,704	(20,827)	(29,449)	(1,531)	(21,837)	16,431

Transfers—policy charges and deductions	(6,692)	(9,975)	(3,316)	(4,464)	(1,238)	(1,232)

Transfers—surrenders	(30,416)	(57,232)	(15,652)	(25,237)	(9,329)	(2,191)

Transfers—other	(29)	(13)	32	(25)	(6)	(17)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	18,944	(62,237)	(43,905)	(17,617)	(25,163)	16,078

NET INCREASE (DECREASE) IN NET ASSETS	58,214	(51,808)	(52,583)	(116,966)	(58,102)	20,675

NET ASSETS

Beginning of Year	381,084	268,864	207,876	392,603	171,277	35,179

End of Year	$439,298	$217,056	$155,293	$275,637	$113,175	$55,854

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES

The Pacific Select Variable Annuity Separate Account (the “Separate Account”) is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and as of December 31, 2001 is comprised of thirty-one subaccounts called Variable Accounts: the Blue Chip, Aggressive Growth, Emerging Markets, Diversified Research, Small-Cap Equity, International Large-Cap, I-Net Tollkeeper, Financial Services, Health Sciences, Technology, Telecommunications, Multi-Strategy, Equity Income, Strategic Value, Growth LT, Focused 30, Mid-Cap Value, International Value, Capital Opportunities, Mid-Cap Growth, Global Growth, Equity Index, Small-Cap Index, REIT, Inflation Managed (formerly Government Securities), Managed Bond, Money Market, High Yield Bond, Equity, Aggressive Equity, and Large-Cap Value Variable Accounts. The assets in each Variable Account are invested in shares of the corresponding portfolios of Pacific Select Fund (the “Fund”), each of which pursues different investment objectives and policies. The financial statements of the Fund, including the schedules of investments, are included in Sections B through E of this report and should be read in conjunction with the Separate Account’s financial statements.

The Separate Account organized and registered with the Securities and Exchange Commission nine new Variable Accounts which commenced operations on January 2, 2001: the Blue Chip, Aggressive Growth, Financial Services, Health Sciences, Technology, Telecommunications, Capital Opportunities, Mid-Cap Growth, and Global Growth Variable Accounts.

On September 22, 2000, the net assets of the Fund’s Bond and Income Portfolio, the underlying portfolio for the Bond and Income Variable Account, were transferred to the Fund’s Managed Bond Portfolio in exchange for shares of the Managed Bond Portfolio (the “reorganization”). In connection with the reorganization, a total of 3,955,969 outstanding accumulation units (valued at $61,865,021) of the Bond and Income Variable Account were exchanged for 3,106,729 accumulation units with equal value of the Managed Bond Variable Account.

The Separate Account was established by Pacific Life Insurance Company (“Pacific Life”) on November 30, 1989 and commenced operations on July 24, 1990. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Pacific Life. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by Pacific Life, but the obligations of the Separate Account, including benefits related to variable annuities, are obligations of Pacific Life.

The Separate Account held by Pacific Life represents funds from individual flexible premium variable accumulation deferred annuity contracts (the “Contracts”). The assets of the Separate Account are carried at market value.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America for investment companies which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

A. Valuation of Investments

Investments in shares of the Fund are valued at the reported net asset values of the respective portfolios. Valuation of securities held by the Fund is discussed in the notes to its financial statements.

B. Security Transactions and Investment Income

Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date.

C. Federal Income Taxes

The operations of the Separate Account will be reported on the Federal income tax return of Pacific Life, which is taxed as a life insurance company under the provisions of the Tax Reform Act of 1986. Under current tax law, no Federal income taxes are expected to be paid by Pacific Life with respect to the operations of the Separate Account.

2. DIVIDENDS

During 2001, the Fund declared dividends for each portfolio, except for the Aggressive Growth, I-Net Tollkeeper, Health Sciences, Technology, Mid-Cap Growth, Global Growth, and Aggressive Equity Portfolios. The amounts accrued by the Separate Account for its share of the dividends were reinvested in additional full and fractional shares of the related portfolios.

3. CHARGES AND EXPENSES

Pacific Life charges the Separate Account daily for mortality and expense risks assumed with respect to the Contracts funded by the Separate Account at an annual rate of 1.25% of the average daily net assets of each Variable Account. Under the Contracts, Pacific Life makes certain deductions from the net assets of each Variable Account for administrative expenses, contract maintenance, any state premium taxes, and any surrender charges. The operating expenses of the Separate Account are paid by Pacific Life.

4. RELATED PARTY AGREEMENT

Pacific Select Distributors, Inc., a wholly-owned subsidiary of Pacific Life, serves as principal underwriter of variable annuity contracts funded by interests in the Separate Account, without remuneration from the Separate Account.

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (Continued)

5.  SEPARATE ACCOUNT’S COST OF INVESTMENTS IN THE FUND SHARES

    The investment in the Fund shares are carried at identified cost, which represents the amount available for investment (including reinvested distributions of net investment income and realized gains) in such shares after deduction of mortality and expense risk charges (M&E). A reconciliation of total cost and market value of the Separate Account’s investments in the Fund as of December 31, 2001 were as follows (amounts in thousands):

	Variable Accounts

	Blue Chip (1)	Aggressive Growth (1)	Emerging Markets	Diversified Research	Small-Cap Equity	International Large-Cap

Total cost of investments at beginning of year			$68,493	$25,194	$75,564	$103,648

Add: Total net proceeds from policy and M&E transactions	$131,391	$24,240	17,776	17,159	19,065	51,645

Reinvested distributions from the Fund:

(a) Net investment income	80		64	56	288	786

(b) Net realized gain					7,229

Sub-Total	131,471	24,240	86,333	42,409	102,146	156,079

Less: Cost of investments disposed during the year	6,674	4,162	35,882	13,880	50,868	34,334

Total cost of investments at end of year	124,797	20,078	50,451	28,529	51,278	121,745

Add: Unrealized appreciation (depreciation)	(15,323)	(2,106)	(8,187)	470	(3,339)	(26,017)

Total market value of investments at end of year	$109,474	$17,972	$42,264	$28,999	$47,939	$95,728

	I-Net Tollkeeper	Financial Services (1)	Health Sciences (1)	Tech- nology (1)	Telecom- munications (1)	Multi- Strategy

Total cost of investments at beginning of year	$28,465					$190,400

Add: Total net proceeds from policy and M&E transactions	4,110	$10,165	$16,129	$11,762	$4,753	13,070

Reinvested distributions from the Fund:

(a) Net investment income		19			2	4,533

(b) Net realized gain						348

Sub-Total	32,575	10,184	16,129	11,762	4,755	208,351

Less: Cost of investments disposed during the year	16,813	2,547	6,823	5,113	2,669	51,389

Total cost of investments at end of year	15,762	7,637	9,306	6,649	2,086	156,962

Add: Unrealized appreciation (depreciation)	(6,589)	(97)	967	(497)	(390)	9,576

Total market value of investments at end of year	$9,173	$7,540	$10,273	$6,152	$1,696	$166,538

	Equity Income	Strategic Value	Growth LT	Focused 30	Mid-Cap Value	International Value

Total cost of investments at beginning of year	$575,690	$11,047	$641,408	$13,333	$71,075	$511,643

Add: Total net proceeds from policy and M&E transactions	9,839	10,698	19,300	3,667	82,199	68,890

Reinvested distributions from the Fund:

(a) Net investment income	2,930	49	7,912	7	929	3,754

(b) Net realized gain	5,190		117,093		3,069	6,622

Sub-Total	593,649	21,794	785,713	17,007	157,272	590,909

Less: Cost of investments disposed during the year	269,869	8,434	288,927	6,041	42,505	221,343

Total cost of investments at end of year	323,780	13,360	496,786	10,966	114,767	369,566

Add: Unrealized appreciation (depreciation)	43,213	(1,126)	73,845	(2,032)	21,855	(58,078)

Total market value of investments at end of year	$366,993	$12,234	$570,631	$8,934	$136,622	$311,488

	Capital Opportuni- ties (1)	Mid-Cap Growth (1)	Global Growth (1)	Equity Index	Small-Cap Index	REIT

Total cost of investments at beginning of year				$450,742	$25,547	$34,849

Add: Total net proceeds from policy and M&E transactions	$40,641	$18,162	$4,353	30,174	23,388	16,853

Reinvested distributions from the Fund:

(a) Net investment income	35			5,612	207	1,276

(b) Net realized gain				2,010	1,592	132

Sub-Total	40,676	18,162	4,353	488,538	50,734	53,110

Less: Cost of investments disposed during the year	5,047	5,456	1,446	199,015	25,291	18,851

Total cost of investments at end of year	35,629	12,706	2,907	289,523	25,443	34,259

Add: Unrealized appreciation (depreciation)	(4,817)	(642)	(148)	149,187	1,192	6,211

Total market value of investments at end of year	$30,812	$12,064	$2,759	$438,710	$26,635	$40,470

(1)	Operations commenced during 2001 (See Note 1 to Financial Statements).

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (Continued)

	Variable Accounts

	Inflation Managed (1)	Managed Bond	Money Market	High Yield Bond	Equity	Aggressive Equity	Large-Cap Value

Total cost of investments at beginning of year	$158,049	$432,823	$216,424	$183,071	$233,064	$109,548	$51,353

Add: Total net proceeds from policy and M&E transactions	52,407	139,356	310,506	40,103	12,958	12,085	163,781

Reinvested distributions from the Fund:

(a) Net investment income	5,079	24,454	8,678	14,632	73		1,212

(b) Net realized gain					11,177		4,900

Sub-Total	215,535	596,633	535,608	237,806	257,272	121,633	221,246

Less: Cost of investments disposed during the year	105,109	117,443	314,936	83,826	101,872	56,722	28,290

Total cost of investments at end of year	110,426	479,190	220,672	153,980	155,400	64,911	192,956

Add: Unrealized appreciation (depreciation)	4,682	15,640	639	(22,991)	(12,489)	(5,113)	(11,275)

Total market value of investments at end of year	$115,108	$494,830	$221,311	$130,989	$142,911	$59,798	$181,681

6. FINANCIAL HIGHLIGHTS

    Selected accumulation unit value (AUV), total units outstanding, total net assets, total returns and ratios of investment income and expenses to average daily net assets for the year ended December 31, 2001 were as follows:

Variable Accounts	AUV at End of Year	Number of Units Outstanding	Total Net Assets (in $000’s)	Total Returns (2)	Ratios of Investment Income to Average Net Assets

Blue Chip (3)	$8.04	13,611,930	$109,474	(19.58%)	0.11%

Aggressive Growth (3)	7.92	2,268,467	17,972	(20.77%)	0.00%

Emerging Markets	5.84	7,233,057	42,264	(9.82%)	0.13%

Diversified Research	10.46	2,773,119	28,999	(3.96%)	0.23%

Small-Cap Equity	34.15	1,403,861	47,939	(3.77%)	14.91%

International Large-Cap	6.25	15,304,319	95,728	(19.31%)	0.84%

I-Net Tollkeeper	4.39	2,089,045	9,173	(34.72%)	0.00%

Financial Services (3)	9.16	823,451	7,540	(8.43%)	0.35%

Health Sciences (3)	9.12	1,126,834	10,273	(8.83%)	0.00%

Technology (3)	5.83	1,054,641	6,152	(41.67%)	0.00%

Telecommunications (3)	5.26	322,367	1,696	(47.38%)	0.09%

Multi-Strategy	27.82	5,985,636	166,538	(2.39%)	2.68%

Equity Income	31.22	11,756,550	366,993	(10.01%)	1.72%

Strategic Value	8.68	1,409,565	12,234	(10.99%)	0.37%

Growth LT	31.71	17,994,286	570,631	(30.44%)	16.84%

Focused 30	7.05	1,267,953	8,934	(14.44%)	0.07%

Mid-Cap Value	14.35	9,519,914	136,622	11.89%	3.42%

International Value	13.89	22,426,166	311,488	(22.85%)	2.65%

Capital Opportunities (3)	8.34	3,693,166	30,812	(16.57%)	0.17%

Mid-Cap Growth (3)	8.02	1,504,437	12,064	(19.81%)	0.00%

Global Growth (3)	8.40	328,537	2,759	(16.03%)	0.00%

Equity Index	32.83	13,363,360	438,710	(13.25%)	1.40%

Small-Cap Index	11.28	2,361,793	26,635	0.46%	8.50%

REIT	13.85	2,922,345	40,470	7.19%	3.70%

Inflation Managed (1)	20.48	5,619,239	115,108	2.96%	3.65%

Managed Bond	21.96	22,535,629	494,830	5.99%	5.12%

Money Market	14.81	14,945,680	221,311	2.57%	3.71%

High Yield Bond	21.88	5,987,487	130,989	0.08%	9.73%

Equity	18.15	7,872,674	142,911	(22.74%)	5.99%

Aggressive Equity	9.82	6,092,175	59,798	(18.28%)	0.00%

Large-Cap Value	11.93	15,232,214	181,681	(4.85%)	4.35%

(1)	Inflation Managed Variable Account was formerly named Government Securities Variable Account.
(2)
Total returns reflect a deduction for mortality and expense risk charges assessed through the daily accumulation unit value calculation and these charges are assessed at an annual rate of 1.25% of the average daily net assets of each Variable Account as discussed in Note 3. Total returns do not include deductions at the separate account or contract level for any premium loads, administrative charges, maintenance fees, premium tax charges, surrender charges, or other charges that may be incurred under a contract, which, if incurred, would have resulted in lower returns. Total returns are not annualized for periods of less than one full year.

(3)	Operations commenced during 2001 (see Note 1 to Financial Statements). The ratios of investment income to average daily net assets are annualized.

INDEPENDENT AUDITORS’ REPORT

The Board of Directors
Pacific Life Insurance Company:

We have audited the accompanying statement of assets and liabilities of Pacific Select Variable Annuity Separate Account (the “Separate Account”) (comprised of Blue Chip, Aggressive Growth, Emerging Markets, Diversified Research, Small-Cap Equity, International Large-Cap, I-Net Tollkeeper, Financial Services, Health Sciences, Technology, Telecommunications, Multi-Strategy, Equity Income, Strategic Value, Growth LT, Focused 30, Mid-Cap Value, International Value, Capital Opportunities, Mid-Cap Growth, Global Growth, Equity Index, Small-Cap Index, REIT, Inflation Managed, Managed Bond, Money Market, High Yield Bond, Equity, Aggressive Equity, and Large-Cap Value Variable Accounts) as of December 31, 2001 and the related statement of operations and financial highlights for the year then ended (as to the Blue Chip, Aggressive Growth, Financial Services, Health Sciences, Technology, Telecommunications, Capital Opportunities, Mid-Cap Growth, and Global Growth Variable Accounts, for the period from commencement of operations through December 31, 2001), and the statement of changes in net assets for each of the two years in the period then ended (as to the Diversified Research, International Large-Cap, I-Net Tollkeeper, Strategic Value, and Focused 30 Variable Accounts, for the year ended December 31, 2001 and for each of the periods from commencement of operations through December 31, 2000, and as to the Blue Chip, Aggressive Growth, Financial Services, Health Sciences, Technology, Telecommunications, Capital Opportunities, Mid-Cap Growth, and Global Growth Variable Accounts, for the period from commencement of operations through December 31, 2001). These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2001. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement and financial highlights presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Variable Accounts constituting Pacific Select Variable Annuity Separate Account as of December 31, 2001 and the results of their operations, financial highlights, and the changes in their net assets for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Costa Mesa, California
February 8, 2002

I-1

Annual Reports
as of December 31, 2001

•	Pacific Select Fund

•	Pacific Select Variable Annuity
Separate Account of
Pacific Life Insurance Company

Accountants
Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626

Counsel
Dechert
1775 Eye Street, N.W.
Washington, D.C. 20006-2401

Pacific Life Insurance Company
Annuities & Mutual Funds Division
P.O. Box 7187
Pasadena, California 91109-7187

ADDRESS SERVICE REQUESTED

Form No. 302-2A